Income Taxes, Deferred Tax Asset (Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Deferred Tax Assets [Abstract]
Allowance for Loan Losses	$ 6,955	$ 8,157
Deferred Compensation and Employee Benefits	4,115	3,473
Accrued expenses	1,598	1,989
Purchased credit impaired loans	3,851	4,933
Basis difference in investments	2,104	2,598
Net operating loss and tax credit carry forwards	1,701	1,514
Other	402	1,891
Total deferred tax assets	20,726	24,555
Deferred tax assets valuation allowance	(918)	(711)
Components of Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(7,388)	(8,020)
Leasing	(4,344)	(3,703)
Mark to market, net	(4,027)	(5,161)
Intangible Assets	(2,608)	(3,322)
Net unrealized gain on securities available for sale	(2,619)	(3,243)
Other	(3,736)	(2,875)
Total deferred tax liabilities	(24,722)	(26,324)
Net deferred tax asset (liability)	$ (4,914)	$ (2,480)